Financial Risk Management - Derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	¥ 82,221	¥ 121,683
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	44,334	51,697
Between 1 and 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	30,218	69,621
Later than 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	¥ 7,669	¥ 365